Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2024, the Compensation Committee did not take into account any material non-public information when determining the timing and terms of equity incentive awards, and Occidental did not time the disclosure of material non-
public information for the purpose of affecting the value of executive compensation. During 2024, Occidental did not grant any equity awards to any of the NEOs other than at its regularly scheduled February 2024 meeting, and Occidental did not grant any stock options or stock appreciation rights to the NEOs at any time in 2024. Occidental may change its equity grant practices in the future.

Award Timing Method	During 2024, the Compensation Committee did not take into account any material non-public information when determining the timing and terms of equity incentive awards, and Occidental did not time the disclosure of material non-
public information for the purpose of affecting the value of executive compensation. During 2024, Occidental did not grant any equity awards to any of the NEOs other than at its regularly scheduled February 2024 meeting, and Occidental did not grant any stock options or stock appreciation rights to the NEOs at any time in 2024. Occidental may change its equity grant practices in the future.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the Compensation Committee did not take into account any material non-public information when determining the timing and terms of equity incentive awards, and Occidental did not time the disclosure of material non-
public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false